[GRAPHIC]

Smith Barney
Adjustable Rate
Government
Income Fund

------------------
SEMI-ANNUAL REPORT
------------------

November 30, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

Smith Barney                                 [PHOTO]
Adjustable Rate
Government                                   HEATH B.
Income Fund                                  MCLENDON
                                             Chairman

Dear Shareholder:

We are pleased to present the semi-annual report for the Smith Barney Adjustable Rate Government Income Fund ("Fund") for the period ended November 30, 1998. The prevailing economic and market conditions and a summary of our investment strategy appear in this report. In addition,a detailed summary of the Fund's historical performance as well as its current holdings and portfolio management strategy can be found in the appropriate sections below. We hope you find this report to be useful and informative.

Performance Update
The Fund's investment objective is to seek high current income and to limit the degree of fluctuation of its net asset value ("NAV") resulting from movements in interest rates. The Fund invests in a portfolio of adjustable rate mortgage-backed securities ("ARM"), U.S. government securities and asset-backed securities ("ABS"). The Fund calculates an NAV daily and reports it for Class A shares in national newspapers under the heading Smith Barney Funds A as "AdjGvA."

As of November 30, 1998, the Fund's Class A shares had an NAV of $9.78. For the six months ended November 30, 1998, the Fund's Class A shares posted a total return of 1.84%, underperforming the Merrill Lynch 1-3 Year Treasury Index's return of 3.16%. (The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.) In our view, the Fund's underperformance reflects the strong performance of U.S. Treasury securities versus short duration fixed income alternatives over the period. Yet, the Fund outperformed the six month performance average for adjustable rate mortgage funds of 1.55% according to Lipper Inc., an independent fund-tracking organization.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            1

Bond Market Update

U.S. economic expansion continued unabated throughout the fourth quarter of 1997 and into the first quarter of 1998. Economic growth far exceeded the historical non-inflationary level of 2%. Despite strong economic growth, inflation stayed surprisingly subdued, permitting the Federal Reserve Board ("Fed") to remain on the sidelines and leave interest rates unchanged during the reporting period.

The major concern of many investors during the first half of the Fund's fiscal year was the economic crisis in Asia and its impact on the U.S. economy. While currency and asset price devaluations in Asia have negative implications for demand of U.S. products in the region, the low prices of Asian imports in the U.S. are helping to keep a lid on inflation domestically. U.S. exports to Asia have slowed, while the strength of the U.S. dollar caused inexpensive Asian imports to flood the U.S. and exert downward price pressure on domestic goods.

The second half of the year witnessed virtually unparalleled market turbulence. During the second quarter of 1998, GDP growth faltered to a 1.8% annual rate (down from the 5% first quarter rate) due to slower output and an increasing deficit created by a strong U.S. dollar. Although consumers continued their spending domestically, demand for U.S. goods abroad faltered. The strong U.S. dollar and ongoing weakness overseas, especially Asia, drove prices for U.S. goods higher relative to foreign goods.

In the latter half of the year, U.S. GDP growth rebounded to a 3.3% annual pace. However, the spreading instability in global financial markets began to rattle investor confidence. The devaluation of the Russian ruble and the fear of a possible devaluation of the Brazilian currency caused a flight-to-quality to U.S. Treasury securities and caused the yields of other fixed income investments to rise dramatically. In addition, the global financial markets witnessed a growing credit crunch where even higher-grade securities were affected. This dramatic shift in investor sentiment culminated in the near collapse of a prominent hedge fund.

U.S. Treasury securities rallied throughout the third quarter of 1998 as economic uncertainty drove many investors to the safety of U.S. Treasury securities. This flight-to-quality sent U.S. Treasury yields to their lowest levels since 1967. The deterioration of the global economic environment caused the Fed to shift monetary policy during the quarter and provided a catalyst for the strong stock market rally. In response to the financial fragility during this period, the Fed eased interest rates on September 29, 1998 by 0.25% and by another 0.25% on October 15, 1998 in an unusual between-meetings move. On November 17, 1998, the Fed eased short-term interest rates once again by an additional 0.25%, as an insurance against the threat of a resurgent credit crunch.

--------------------------------------------------------------------------------
2                                       1998 Semi-Annual Report to Shareholders

As a result of this turbulent market period,shorter-maturity U.S. Treasury securities outperformed longer-maturity bonds as investors focused on the most liquid portion of the maturity spectrum. The dramatic decline in yields was the most pronounced in the 5-year U.S. Treasury note, which went down from 5.823% on November 30, 1997 to 4.484% on November 30,1998.

In light of declining interest rates and faster prepayment rates during the period, mortgage-backed securities underperformed the broader investment grade bond market. As the yield on the 30-year U.S. Treasury bond declined to under 5%, mortgage rates fell to their lowest levels in more than thirty years. Heavy prepayments on mortgage-backed securities placed pressure on prices. Hedge fund deleveraging caused additional selling in the mortgage market, as securities were sold to meet margin calls. Adjustable rate mortgage securities lagged U.S. Treasuries as a flat yield curve (i.e., the narrow spread between the 2-year and 10-year yields) provided significant incentive for homeowners to refinance their ARMs into fixed-rate mortgages.

Investment Strategy

Duration is a rough measure of the price sensitivity of a fixed income security relative to a given change in interest rates. The Fund uses a "targeted duration" approach which strives for a duration of roughly 1 to 1.5 years and should result in a fund whose NAV performance is similar to that of a 1- or 2-year U.S. Treasury security. Changes in the prices and yields of these Treasury securities affect the value of the Fund's securities. In addition to interest rates, prepayment rates of the mortgage securities held in the Fund's portfolio usually affects the Fund's NAV.

The Fund's assets are actively managed by BlackRock Financial Management Inc. under the supervision of Smith Barney Strategy Advisers Inc., based on BlackRock's relative value analysis of individual securities and market sectors. In searching for relative value opportunities, we target securities and market sectors within the short-duration market that have underperformed and that we believe to have strong potential for price appreciation. During the reporting period, the Fund increased its allocation to FHA Project Loans and AAA-rated commercial mortgage-backed securities, both of which typically offer better prepayment protection than residential mortgage securities.

Bond Market Outlook

Although visibly shaken during the recent market instability,consumer confidence remains near record highs, consumer spending is still growing and GDP growth remains healthy. However, we believe that a worsening trade gap and a slowdown in manufacturing activity should place a drag on fourth quarter GDP and carry into the first quarter of 1999. Fed chairman Greenspan's actions seem to reflect his commitment to high liquidity within the bond markets. With

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            3
respect to mortgage-backed securities, we believe that the recent sell-off represents an attractive opportunity to invest in this asset class as their yields relative to U.S. Treasuries remains at historically high levels.

In closing, thank you for investing in the Smith Barney Adjustable Rate Government Income Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

December 29, 1998

--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

==============================================================================================
Historical Performance -- Class A Shares
==============================================================================================
                           Net Asset Value
                        --------------------
                        Beginning     End      Income    Capital Gain     Return     Total
Period Ended            of Period  of Period  Dividends  Distributions  of Capital  Returns(1)
==============================================================================================
11/30/98                 $9.86       $9.78      $0.22         $0.00        $0.00      1.84%+
----------------------------------------------------------------------------------------------
5/31/98                   9.84        9.86       0.50          0.00         0.01      5.57
----------------------------------------------------------------------------------------------
5/31/97                   9.84        9.84       0.46          0.00         0.05      5.31
----------------------------------------------------------------------------------------------
5/31/96                   9.88        9.84       0.56          0.00         0.00      5.48
----------------------------------------------------------------------------------------------
5/31/95                   9.78        9.88       0.49          0.01         0.00      6.39
----------------------------------------------------------------------------------------------
5/31/94                   9.96        9.78       0.38          0.00         0.00      2.05
----------------------------------------------------------------------------------------------
Inception(*) - 5/31/93   10.00        9.96       0.43          0.00         0.00      3.89+
==============================================================================================
Total                                           $3.04         $0.01        $0.06
==============================================================================================

==============================================================================================
Historical Performance -- Class B Shares
==============================================================================================
                          Net Asset Value
                        --------------------
                        Beginning     End     Income     Capital Gain     Return     Total
Period Ended            of Period  of Period  Dividends  Distributions  of Capital  Returns(1)
==============================================================================================
11/30/98                  $9.84     $9.76     $0.26         $0.00        $0.00      1.81%+
----------------------------------------------------------------------------------------------
5/31/98                    9.82      9.84      0.50          0.00         0.01      5.56
----------------------------------------------------------------------------------------------
5/31/97                    9.84      9.82      0.46          0.00         0.05      5.10
----------------------------------------------------------------------------------------------
5/31/96                    9.88      9.84      0.56          0.00         0.00      5.48
----------------------------------------------------------------------------------------------
5/31/95                    9.78      9.88      0.49          0.01         0.00      6.39
----------------------------------------------------------------------------------------------
5/31/94                    9.96      9.78      0.38          0.00         0.00      2.05
----------------------------------------------------------------------------------------------
Inception(*) - 5/31/93     9.96      9.96      0.25          0.00         0.00      2.56+
==============================================================================================
Total                                          $2.90        $0.01        $0.06
==============================================================================================
==============================================================================================
Historical Performance -- Class I Shares
==============================================================================================
                         Net Asset Value
                      ---------------------
                      Beginning      End      Income    Capital Gain    Return      Total
Period Ended          of Period   of Period  Dividends  Distributions  of Capital  Returns(1)
=============================================================================================
11/30/98               $9.87        $9.80     $0.28        $0.00        $0.00      2.20%+
---------------------------------------------------------------------------------------------
5/31/98                 9.85         9.87      0.56         0.00         0.01      6.12
---------------------------------------------------------------------------------------------
Inception(*) - 5/31/97  9.79         9.85      0.06         0.00         0.00      1.20+
=============================================================================================
Total                                         $0.90        $0.00        $0.01
=============================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            5

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                 Without Sales Charges(1)
                                            ---------------------------------
                                            Class A      Class B      Class I
================================================================================
Six Months Ended 11/30/98+                   1.84%        1.81%        2.20%
--------------------------------------------------------------------------------
Year Ended 11/30/98                          4.46         4.31         5.08
--------------------------------------------------------------------------------
Inception(*) through 11/30/98                4.73         4.77         5.87
================================================================================

                                                  With Sales Charges(2)
                                            ---------------------------------
                                            Class A      Class B      Class I
================================================================================
Six Months Ended 11/30/98+                   1.84%       (3.15)%       2.20%
--------------------------------------------------------------------------------
Year Ended 11/30/98                          4.46         0.64         5.08
--------------------------------------------------------------------------------
Inception(*) through 11/30/98                4.73         4.77         5.87
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                 Without Sales Charges(1)
================================================================================
Class A (Inception(*) through 11/30/98)                    34.71%
--------------------------------------------------------------------------------
Class B (Inception(*) through 11/30/98)                    32.65
--------------------------------------------------------------------------------
Class I (Inception(*) through 11/30/98)                      9.75
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of any applicable contingent deferred sales charges ("CDSC") with respect to Class B shares. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Class B shares reflect the deduction of a maximum 5.00% CDSC. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)
(*) Inception dates for Class A, B and I shares are June 22, 1992, November 6, 1992 and April 18, 1997, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

       Growth of $10,000 Invested in Class A Shares of the Smith Barney
                  Adjustable Rate Government Income Fund vs.
              Lipper U.S. Government 1-Year Treasury Bill Index+
--------------------------------------------------------------------------------
                          June 1992 -- November 1998

                                 [LINE GRAPH]


         Smith Barney Adjustable Rate     Lipper U.S. Government
           Government Income Fund       1-Year Treasury Bill Index
         ---------------------------------------------------------
6/22/92         10,000                          10,000
5/93            10,389                          10,306
5/94            10,602                          10,691
5/95            11,280                          11,329
5/96            11,898                          11,927
5/97            12,530                          12,587
5/31/98         13,228                          13,561
11/30/98        13,471                          13,829


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on June 22, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1998, compared to the Lipper Analytical Services, Inc. ("Lipper") U.S. Government 1-Year Treasury Bill Index. The index is comprised of U.S. Treasury Bills with a maturity of one year. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            7

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                               November 30, 1998
--------------------------------------------------------------------------------

Portfolio Breakdown
                                   [PIE CHART]

Asset-Backed Securities                                25.6%
Fixed Rate Collateralized Mortgage Obligations         11.9%
U.S. Treasury Obligations                               3.5%
Fixed Rate Mortgage Pass-Through Securities             3.0%
Adjustable Rate Mortgage-Backed Securities             56.0%

Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.

Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or of commercial loans.

Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.

Planned Amortization Class Interest Only (PAC IOs) are CMO IOs which have repayment schedules that are guaranteed if the actual speed of the prepayments is within a designated range. PAC classes typically are combined with companion classes that reduce the risk of the variation of the amount and timing of the prepayments. Should the prepayments fall outside of the PAC band or ranges, the class will not pay the prepayment as scheduled.



--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                            November 30, 1998
--------------------------------------------------------------------------------
  FACE
 AMOUNT                       SECURITY                                VALUE
================================================================================
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 56.0%
================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 47.4%

Federal Home Loan Mortgage Corporation (FHLMC) -- 17.5%
$ 3,000,000   FHLMC Multi ARM, 6.230% due 7/1/01                    $  2,984,070
  4,453,487   FHLMC One Month LIBOR, 8.082% due 6/1/25(*)              4,520,290
  4,855,938   FHLMC One Year CMT ARM, 8.609% due 12/1/26(*)            4,928,777
  4,278,704   FHLMC One Year CMT ARM, 8.361% due 1/1/27(*)             4,342,885
  1,062,268   FHLMC Six Month LIBOR, 7.876% due 10/1/26                1,074,219
  3,264,305   FHLMC Six Month LIBOR, 8.830% due 11/1/26(*)             3,326,523
    998,669   FHLMC Six Month LIBOR, 7.784% due 7/1/27                 1,014,279
  5,647,044   FHLMC Strip, 6.317% due 6/1/28                           5,647,044
--------------------------------------------------------------------------------
              Total Federal Home Loan Mortgage Corporation
              (Cost -- $27,907,432)                                   27,838,087
================================================================================
Federal National Mortgage Association (FNMA) -- 17.9%
  3,294,198   FNMA 11th COFI, 6.163% due 10/1/19(*)                    3,325,163
  1,908,087   FNMA One Year CMT ARM, 7.425% due 4/1/20                 1,939,093
  2,351,643   FNMA One Year CMT ARM, 7.436% due 4/1/20                 2,380,310
  2,944,584   FNMA One Year CMT ARM, 7.059% due 8/1/23(*)              2,990,608
  2,643,535   FNMA One Year CMT ARM, 6.804% due 5/1/25(*)              2,663,362
  6,632,135   FNMA One Year CMT ARM, 6.802% due 8/1/27                 6,715,037
  4,125,692   FNMA One Year CMT ARM, 7.540% due 8/1/27                 4,185,019
  2,593,650   FNMA One Year CMT ARM, 5.719% due 2/1/28                 2,606,528
  1,640,734   FNMA Six Month CD ARM, 7.393% due 6/1/24                 1,658,683
--------------------------------------------------------------------------------
              Total Federal National Mortgage Association
              (Cost -- $28,593,509)                                   28,463,803
================================================================================
Government National Mortgage Association (GNMA) -- 12.0%
    432,212   GNMA II One Year CMT ARM, 6.875% due 3/20/17               437,615
  1,235,671   GNMA II One Year CMT ARM, 6.875% due 6/20/17             1,251,896
  5,529,475   GNMA II One Year CMT ARM, 6.875% due 3/20/21(*)          5,598,594
  1,642,818   GNMA II One Year CMT ARM, 6.875% due 4/20/22             1,663,354
  1,624,797   GNMA II One Year CMT ARM, 7.000% due 10/20/22            1,638,007
  1,689,826   GNMA II One Year CMT ARM, 7.000% due 11/20/22            1,704,613
  1,538,430   GNMA II One Year CMT ARM, 7.000% due 12/20/22            1,551,891
  1,323,684   GNMA II One Year CMT ARM, 6.875% due 1/20/23             1,338,576
  3,902,280   GNMA II One Year CMT ARM, 6.625% due 7/20/27(*)          3,924,250
--------------------------------------------------------------------------------
              Total Government National Mortgage Association
              (Cost -- $19,245,779)                                   19,108,796
================================================================================
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost -- $75,746,720)                                   75,410,686
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                            9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                November 30, 1998
--------------------------------------------------------------------------------

  FACE
 AMOUNT                       SECURITY                          VALUE
=======================================================================================
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 8.6%
$ 1,350,000   Bayview Financial Acquisition Trust, Series 1998-B,
                5.984% due 1/1/02 @+                                       $  1,350,000
  2,056,242   FHLMC Structured Pass Through Securities,
                Series T-9, Class A1, 5.339% due 4/25/12+                     2,055,769
  2,917,431   Independent National Mortgage Co., Series 1995-E,
                Class A1, 7.303% due 4/25/25                                  2,941,150
              Merit Securities Corp.:
    215,622     Series 10, Class 2A1, 5.378% due 5/28/25+                       216,028
  2,900,000     Series 11, Class 2A2 , 5.348% due 11/28/22+                   2,894,577
              Sequoia Mortgage Trust, Class A1:
  1,318,155     Series 1, 5.630% due 5/4/29+                                  1,315,691
  1,562,497     Series 2, 6.423% due 10/25/24+                                1,558,590
  1,422,022   Structured Asset Securities Corp., Series 1998-C2A,
                Class B, 5.362% due 1/25/13 @+                                1,411,357
---------------------------------------------------------------------------------------
              TOTAL NON-AGENCY ADJUSTABLE RATE
              MORTGAGE OBLIGATIONS
              (Cost-- $8,106,599)                                            13,743,162
=======================================================================================
              TOTAL ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
              (Cost-- $83,853,319)                                           89,153,848
=======================================================================================
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.9%
=======================================================================================
Non-Agency Fixed Rate CMOs -- 2.8%
  1,271,321   Residential Asset Securitization Trust, Series 1998-A12,
                Class A5, 6.750% due 11/25/28                                 1,274,740
    978,596   Union Planters Mortgage Finance Corp.,
                Series 1998-1, Class A1, 6.350% due 1/25/28(*)                  982,570
              Wilshire Funding Corp.:
  1,137,689     Series 1997-WFC1, Class A1, 7.250% due 8/25/27                1,139,111
  1,023,120     Series 1998-WFC2, Class A3, 7.000% due 12/28/37               1,023,764
---------------------------------------------------------------------------------------
              Total Non-Agency Fixed Rate CMOs
              (Cost-- $3,089,580)                                             4,420,185
=======================================================================================
Stripped Pass-Throughs -- 4.4%
    625,109   FNMA Strips, Series D, Class 2, 11.000% due 4/1/09                688,201
  1,981,423   FNMA Strips, Series F, Class 2, 11.500% due 5/1/09              2,163,457
  1,412,654   FNMA Strips, Series G, Class 2, 11.500% due 3/1/09              1,541,997
  2,412,044   FNMA Strips, Series I, Class 2, 11.500% due 4/1/09              2,647,218
---------------------------------------------------------------------------------------
              Total Stripped Pass-Throughs
              (Cost-- $7,049,686)                                             7,040,873
=======================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                November 30, 1998
--------------------------------------------------------------------------------

  FACE
 AMOUNT                       SECURITY                                             VALUE
============================================================================================
PAC IOs -- 2.4%
$ 1,481,443   First Union-Lehman Brothers, Series 1997-C1, Class IO,
                yield to maturity 15.312% due 4/18/27                           $  1,476,896
    117,292   FNMA, Series 1990-106, Class K, yield to maturity
                17.720% due 9/25/20                                                  167,155
    182,817   FNMA, Series 1993-101, Class A, yield to maturity
                7.117% due 6/25/08                                                   181,443
  1,007,337   JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5,
                Class X, yield to maturity 8.490% due 9/15/29 @                    1,048,310
  1,002,660   LB Commercial Conduit Mortgage Trust, Series 1998-C4,
                Class X, yield to maturity 9.600% due 9/15/23                      1,004,700
--------------------------------------------------------------------------------------------
              Total PAC IOs
              (Cost-- $3,791,549)                                                  3,878,504
============================================================================================
PAC POs -- 2.3%
  2,200,000   Chase Mortgage Finance Corp., Series 1998-S2, Class A1,
                6.500% due 7/25/28                                                 2,217,446
  1,100,000   FHLMC, Series 2061, Class PH, 6.000% due 5/15/16                     1,108,250
    350,552   FNMA, Series 1997-32, Class AP, zero coupon due 5/25/18                340,035
--------------------------------------------------------------------------------------------
              Total PAC POs
              (Cost-- $3,644,568)                                                  3,665,731
============================================================================================
              TOTAL FIXED RATE COLLATERALIZED
              MORTGAGE OBLIGATIONS
              (Cost-- $17,575,383)                                                19,005,293
============================================================================================
FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 3.0%
    526,585   FHLMC Fifteen Year, 9.000% due 11/1/05                                 531,030
  2,852,546   FNMA Ten Year, 6.000% due 1/1/04(*)                                  2,866,951
  1,258,170   FNMA Thirty Year, 8.500% due 12/1/10(*)                              1,316,360
--------------------------------------------------------------------------------------------
              TOTAL FIXED RATE MORTGAGE
              PASS-THROUGH SECURITIES
              (Cost-- $4,648,477)                                                  4,714,341
============================================================================================
ASSET-BACKED SECURITIES -- 25.6%
  1,700,000   Brazos Student Loan Finance Corp., Series 1995-B, Class A4,
                5.490% due 12/1/25+                                                1,678,750
    939,395   Centex Home Equity, Series 1998-2, Class A6,
                5.192% due 7/25/28+                                                  924,280
  1,100,000   Contimortgage Home Equity Loan Trust, Series 1997-5,
                Class A4, 6.580% due 6/15/19                                       1,107,172
              Countrywide Home Equity:
  1,147,766     Series 1997-D, Class A, 5.478% due 12/15/23+                       1,131,099
  1,458,495     Series 1998-A, Class A, 5.468% due 3/15/24+                        1,437,070
    772,882   Franchise Loan Trust, Series 1998-I, Class A1,
                6.240% due 7/15/04 @                                                 775,054

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                November 30, 1998
--------------------------------------------------------------------------------

  FACE
 AMOUNT                       SECURITY                                               VALUE
============================================================================================
ASSET-BACKED SECURITIES -- 25.6% (continued)
$ 1,175,000   Green Tree Home Improvement Loan Trust, Series 1998-D,
                Class HIA4, 6.200% due 6/15/29                                  $  1,174,789
    857,716   Heller Financial, Series 1998-1, Class A, 6.120% due 7/15/24 @+        846,995
  3,011,188   IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1,
                Class A, 6.500% due 1/15/24 @                                      2,993,302
    934,522   IMC Home Equity Loan Trust, Series 1997-5, Class A1,
                6.510% due 2/20/06                                                   934,093
  1,500,000   IMPAC Secured Assets CMN Owner Trust, Series 1998-1, Class A3,
                6.520% due 8/25/10                                                 1,503,570
  1,157,269   Missouri Higher Education Loan Authority, Series 1997,
                Class P, 5.180% due 7/25/08 #                                      1,133,036
              The Money Store Business Loan Backed Certificates:
  1,836,646     Series 1997-1, Class A, 6.399% due 4/15/28++                       1,827,464
  1,178,276     Series 1997-2, Class A, 6.300% due 2/15/29++                       1,170,182
  2,500,000   The Money Store Home Equity Trust, Series 1998-A, Class AH3,
                6.175% due 8/15/12                                                 2,498,875
  1,391,639   The Money Store Residential Trust, Series 1998-I, Class A1,
                6.405% due 3/15/06                                                 1,391,209
  2,494,045   Navistar Financial Corp. Owner Trust, Series 1998-A, Class A,
                5.940% due 11/15/04                                                2,511,204
  1,425,000   Newcourt Equipment Trust Securities, Series 1998-1, Class A1,
                5.240% due 12/20/02                                                1,422,777
  1,143,049   PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 @        1,146,627
  1,500,000   PMC Capital Limited Partnership, Series 1998-1, Class A,
                7.000% due 4/1/21 @++                                              1,500,000
  1,439,141   PMC Capital SBA Loan-Backed Adj. Rate Certificate,
                Series 1997-1, Class A, 6.100% due 9/15/23 @++                     1,430,147
              SMS Student Loan Trust:
  1,484,547     Series 1994-A, Class A2, 6.012% due 7/25/11+                       1,480,836
  1,800,000     Series 1997-A, Class A, 5.160% due 10/27/25 #                      1,720,692
              Standard Credit Card Master Trust:
  2,000,000     Series 1994-4, Class A, 8.250% due 11/7/03(*)                      2,157,780
  1,075,000     Series 1995-3, Class A, 7.850% due 2/7/02(*)                       1,112,045
  2,024,178   SWB Loan-Backed Certificates, Series 1997-1, Class A,
                6.350% due 8/15/22 @+                                              2,010,273
  1,826,479   TMS SBA Loan Trust, Series 1997-1, Class A,
                6.238% due 1/25/25++                                               1,815,063
--------------------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES
              (Cost-- $47,882,396)                                                40,834,384
============================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                November 30, 1998
--------------------------------------------------------------------------------

  FACE
 AMOUNT                       SECURITY                                   VALUE
================================================================================
U.S. TREASURY OBLIGATIONS -- 3.5%
$ 4,500,000   U.S. Treasury Note, 4.500% due 9/30/00(*)             $  4,494,240
    975,000   U.S. Treasury Note, 6.500% due 8/31/01(*)                1,021,157
--------------------------------------------------------------------------------
              TOTAL U.S. TREASURY OBLIGATIONS
              (Cost-- $5,519,427)                                      5,515,397
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost-- $159,479,002**)                               $159,223,263
================================================================================
(*) Security segregated by custodian for reverse repurchase agreements and/or futures contract commitments.
 @ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 ++  Variable rate security -- rate resets quarterly.
 +   Variable rate security -- rate resets monthly.
 #   Variable rate security -- rate resets weekly.
(**) Aggregate cost for Federal income tax purposes is substantially the same.

                                 Key to Abbreviations
                    ---------------------------------------------------
                     ARM  -- Adjustable Rate Mortgage
                     CMO  -- Collateralized Mortgage Obligation
                     CMT  -- Constant Maturity Treasury
                     COFI -- Cost of Funds Index for member institutions for the
                             Federal Home Loan Bank of San Francisco
                     CPI  -- Consumer Price Index
                     IO   -- Interest Only
                     PAC  -- Planned Amortization Class
                     PO   -- Principal Only

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           13

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                November 30, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost-- $159,479,002)                                    $159,223,263
  Cash                                                                                125,363
  Interest receivable                                                               1,082,529
  Receivable for Fund shares sold                                                     409,513
---------------------------------------------------------------------------------------------
  Total Assets                                                                    160,840,668
---------------------------------------------------------------------------------------------
LIABILITIES:
  Reverse repurchase agreement (Note 6)                                            41,861,000
  Payable for securities purchased                                                  7,159,458
  Investment advisory fees payable                                                     39,482
  Interest payable                                                                     25,837
  Distribution fees payable                                                            19,146
  Dividends payable                                                                    18,517
  Administration fees payable                                                          16,354
  Payable to broker - variation margin                                                 15,969
  Accrued expenses                                                                     82,340
---------------------------------------------------------------------------------------------
  Total Liabilities                                                                49,238,103
---------------------------------------------------------------------------------------------
Total Net Assets                                                                 $111,602,565
=============================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                                     $     11,414
  Capital paid in excess of par value                                             118,878,337
  Overdistributed net investment income                                              (469,262)
  Accumulated net realized loss on security transactions and futures contracts     (6,579,387)
  Net unrealized depreciation on investments and futures contracts                   (238,537)
---------------------------------------------------------------------------------------------
Total Net Assets                                                                 $111,602,565
=============================================================================================
Shares Outstanding:
  Class A                                                                          10,216,803
---------------------------------------------------------------------------------------------
  Class B                                                                             223,379
---------------------------------------------------------------------------------------------
  Class I                                                                             974,214
---------------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                                        $9.78
---------------------------------------------------------------------------------------------
  Class B (*)                                                                           $9.76
---------------------------------------------------------------------------------------------
  ClassI (and redemption price)                                                         $9.80
=============================================================================================

(*) Redemption price is NAV of Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1998

INVESTMENT INCOME:
  Interest                                                           $4,357,563
  Less: Interest expense (Note 6)                                      (970,216)
-------------------------------------------------------------------------------
  Total Investment Income                                             3,387,347
-------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                            411,108
  Investment advisory fees (Note 2)                                     225,338
  Administration fees (Note 2)                                          112,669
  Audit and legal fees                                                   31,030
  Shareholder and system servicing fees                                  28,388
  Registration fees                                                      17,500
  Trustees' fees                                                          8,773
  Custody fees                                                            5,715
  Shareholder communication fees                                          1,290
  Other                                                                     778
-------------------------------------------------------------------------------
  Total Expenses                                                        842,589
-------------------------------------------------------------------------------
Net Investment Income                                                 2,544,758
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 3 AND 10):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)             (14,327)
    Futures contracts                                                   214,966
-------------------------------------------------------------------------------
  Net Realized Gain                                                     200,639
-------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)
  of Investments and Futures Contracts:
    Beginning of period                                                 530,014
    End of period                                                      (238,537)
-------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                              (768,551)
-------------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                          (567,912)
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $1,976,846
===============================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           15

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1998 (unaudited) and the Year Ended May 31, 1998

                                                            November 30          May 31
=========================================================================================
OPERATIONS:
  Net investment income                                  $   2,544,758      $   5,848,012
  Net realized gain                                            200,639             20,674
  Increase (decrease) in net unrealized appreciation          (768,551)           551,495
-----------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                     1,976,846          6,420,181
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income                                     (2,933,791)        (6,060,510)
  Capital                                                         --             (116,163)
-----------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                           (2,933,791)        (6,176,673)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
  Net proceeds from sale of shares                         177,369,200        197,511,799
  Net asset value of shares issued for
    reinvestment of dividends                                2,659,090          5,547,069
  Cost of shares reacquired                               (180,195,916)      (220,235,590)
-----------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                                   (167,626)       (17,176,722)
-----------------------------------------------------------------------------------------
Decrease in Net Assets                                      (1,124,571)       (16,933,214)
NET ASSETS:
  Beginning of period                                      112,727,136        129,660,350
-----------------------------------------------------------------------------------------
  End of period(*)                                        $111,602,565       $112,727,136
=========================================================================================
(*) Includes overdistributed net investment income of:       $(469,262)          $(80,229)
=========================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                  1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Cash Flows (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1998

NET INCREASE IN CASH:
Cash Flows Used by Operating and Investing Activities:
  Interest received                                                 $ 4,624,922
  Operating expenses paid                                              (940,959)
  Sale of short-term securities                                       3,165,000
  Purchases of long-term securities, net                           (148,414,997)
  Proceeds from disposition of long-term securities and paydowns    130,391,582
  Payments from futures transactions, net                               214,966
--------------------------------------------------------------------------------
  Net Cash Flows Used By Operating and Investing Activities         (11,457,319)
--------------------------------------------------------------------------------
Cash Flows Provided by Financing Activities:
  Proceeds from shares sold                                         182,110,194
  Payments on shares redeemed                                      (180,525,212)
  Cash dividends paid to shareholders(*)                               (328,244)
  Decrease in reverse repurchase agreements outstanding              11,538,000
  Interest expense                                                   (1,212,056)
--------------------------------------------------------------------------------
  Net Cash Flows Provided By Financing Activities                    11,582,682
--------------------------------------------------------------------------------
Net Increase in Cash                                                    125,363
Cash -- Beginning of Period                                                    0
--------------------------------------------------------------------------------
Cash-- End of Period                                               $    125,363
================================================================================
RECONCILIATION OF INCREASE IN NET ASSETS FROM
OPERATIONS TO NET CASH FLOWS PROVIDED BY OPERATING
AND INVESTING ACTIVITIES:
Increase in Net Assets From Operations                             $  1,976,846
--------------------------------------------------------------------------------
  Increase in investments                                           (21,276,043)
  Decrease in variation margin                                           19,469
  Increase in interest receivable                                      (230,474)
  Decrease in other assets                                               21,579
  Increase in payable for securities purchased                        7,159,458
  Decrease in accrued expenses and other liabilities                    (98,370)
  Interest expense                                                      970,216
--------------------------------------------------------------------------------
  Total Adjustments                                                 (13,434,165)
--------------------------------------------------------------------------------
Net Cash Flows Used By Operating and Investing Activities          $(11,457,319)
================================================================================
(*) Exclusive of dividend reinvestment of $2,659,090.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Adjustable Rate Government Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $31,701 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement,
   Administration Agreement and Other Transactions

Smith Barney Strategy Advisers Inc. ("SBSA"),a wholly owned subsidiary of Mutual Management Corp. ("MMC"), which, in turn, is a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SBSA an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

SBSA has entered into a sub-advisory agreement with BlackRock Financial Management Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBSA pays BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is a maximum contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from the purchase of a previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. For the six months ended November 30, 1998, CDSCs paid to SB for Class B shares were approximately $1,000.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, and I shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class A and B shares calculated at an annual rate of 0.50% of the average daily net assets of each class. For the six months ended November 30, 1998, total Distribution Plan fees incurred were:

                                           Class A        Class B       Class I
================================================================================
Distribution Plan Fees                    $397,153         $8,255        $5,700
================================================================================

All officers and one Trustee of the Fund are employees of SSB.

3. Investments

During the six months ended November 30,1998, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding paydowns and short-term securities) were as follows:

================================================================================
Purchases                                                           $157,196,458
--------------------------------------------------------------------------------
Sales                                                                105,935,127
================================================================================

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At November 30, 1998, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                          $338,986
Gross unrealized depreciation                                          (594,725)
--------------------------------------------------------------------------------
Net unrealized depreciation                                           $(255,739)
================================================================================

4. Cash Flow Information

Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested into the Fund at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion of income recognized on investment securities.

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts equal to the repurchase price.

6. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations.

--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At November 30, 1998, the Fund had the following reverse repurchase agreements outstanding:

   FACE
  AMOUNT                           SECURITY                                       VALUE
===========================================================================================
$16,335,000   Reverse Repurchase Agreement with Morgan Stanley Securities, dated 11/30/98 bearing 5.250% to be repurchased at $16,537,486 on 2/23/99, collateralized by: $4,342,885 FHLMC One Year CMT
                  ARM, 8.169% due 1/1/27; $3,326,523 FHLMC Six Month LIBOR,
                  8.750% due 11/1/26; $4,520,290 FHLMC One Month LIBOR, 7.829%
                  due 6/1/25; $4,928,777 FHLMC One Year CMT ARM, 8.477% due
                  12/1/26.                                                      $16,335,000
  13,385,000  Reverse Repurchase Agreement with Morgan Stanley Securities, dated 11/24/98 bearing 5.120% to be repurchased
                  at $13,560,135 on 2/24/99, collateralized by: $2,990,608
                  FNMA One Year CMT ARM, 7.034% due 8/1/23; $5,598,594
                  GNMA II One Year CMT ARM, 6.875% due 3/20/21; $2,663,362
                  FNMA One Year CMT ARM, 6.805% due 5/1/25; $2,866,951
                  FNMA Ten Year, 6.000% due 1/1/04; $1,316,360
                  FNMA Thirty Year, 8.500% due 12/1/10.                          13,385,000
   4,511,250  Reverse Repurchase Agreement with Lehman Brothers Securities, dated 11/25/98 bearing 4.650% to be repurchased
                  at $4,519,408 on 12/9/98, collateralized by: $4,494,240
                  U.S. Treasury Note, 4.500% due 9/30/00.                         4,511,250
   3,751,000  Reverse Repurchase Agreement with Goldman Sachs Securities, dated 11/25/98 bearing 5.400% to be repurchased
                  at $3,801,639 on 2/23/99, collateralized by: $3,924,250
                  GNMA II One Year CMT ARM, 6.625% due 7/20/27.                   3,751,000
   3,135,000  Reverse Repurchase Agreement with Morgan Stanley Securities, dated 11/24/98 bearing 5.170% to be repurchased
                  at $3,176,420 on 2/24/99, collateralized by: $3,325,163
                  FNMA 11th COFI, 6.153% due 10/1/19.                             3,135,000
    743,750  Reverse Repurchase Agreement with Aubrey Lanston Securities, dated 11/30/98 bearing 5.050% to be repurchased
                  at $745,211 on 12/14/98, collateralized by: $1,021,157
                  U.S. Treasury Note, 6.500% due 8/31/01.                           743,750
-------------------------------------------------------------------------------------------
             TOTAL REVERSE REPURCHASE AGREEMENTS                                $41,861,000
===========================================================================================

During the six months ended November 30,1998,the maximum and average amount of reverse repurchase agreements outstanding at month ends were as follows:

================================================================================
Maximum amount outstanding                                           $44,789,000
--------------------------------------------------------------------------------
Average amount outstanding                                           $33,896,286
================================================================================


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Interest rates ranged from 4.45% to 5.68% during the year. Total market value of the collateral for the reverse repurchase agreements is $45,319,160.

Interest expense for the six months ended November 30,1998 on borrowings by the Fund under reverse repurchase agreements totalled $970,216.

7. Dollar Roll Transactions

The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At November 30, 1998, the Fund had no open dollar roll transactions.

8. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At November 30, 1998, the Fund held no TBA securities.

9. Options Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such a sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.


--------------------------------------------------------------------------------
22                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

As of November 30, 1998, the Fund had no open purchased put or call option contracts.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised,the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended November 30, 1998, the Fund did not write any options.

10. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).


--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At November 30, 1998, the Fund had the following open futures contracts:

                          Expiration      # of      Basis        Market    Unrealized
                          Month/Year   Contracts    Value        Value     Gain (Loss)
======================================================================================
Future contracts to buy:
  U.S. 10 Year Note         12/98          13     $1,514,805   $1,547,406    $32,601
Future contracts to sell:
  U.S. 5 Year Note          12/98          49      5,539,210    5,554,609    (15,399)
--------------------------------------------------------------------------------------
Net Unrealized Gain                                                          $17,202
======================================================================================

11. Capital Loss Carryforward

As of May 31, 1998, the Fund had, for Federal income tax purposes, approximately $6,653,000 of capital loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on May 31 of the year indicated:

                                             2003           2004          2005
================================================================================
Carryforward Amounts                      $5,227,000      $570,000      $856,000
================================================================================

12. Shares of Beneficial Interest

At November 30, 1998, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares.

At November 30, 1998, total paid-in capital amounted to the following for each class:

                                          Class A        Class B        Class I
================================================================================
Total Paid-in Capital                  $107,038,290    $2,276,245     $9,575,216
================================================================================

--------------------------------------------------------------------------------
24                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                      Six Months Ended               Year Ended
                                      November 30, 1998              May 31, 1998
                                    ----------------------       ---------------------
                                    Shares          Amount       Shares         Amount
==========================================================================================
Class A
Shares sold                       17,108,993   $ 168,481,905    17,994,228   $ 177,671,959
Shares issued on reinvestment        253,310       2,492,549       535,558       5,286,112
Shares redeemed                  (18,071,524)   (177,920,695)  (20,181,967)   (199,250,209)
------------------------------------------------------------------------------------------
Net Decrease                        (709,221)  $  (6,946,241)   (1,652,181)  $ (16,292,138)
==========================================================================================
Class B
Shares sold                          104,023   $   1,024,344     1,510,009   $  14,871,528
Shares issued on reinvestment          4,905          48,156        11,333         111,706
Shares redeemed                      (98,876)       (970,406)   (1,654,704)    (16,295,462)
------------------------------------------------------------------------------------------
Net Increase (Decrease)               10,052   $     102,094      (133,362)  $  (1,312,228)
==========================================================================================
Class I
Shares sold                          797,939   $   7,862,951       501,868   $   4,952,454
Shares issued on reinvestment         12,044         118,385        14,785         146,158
Shares redeemed                     (132,422)     (1,304,815)     (465,215)     (4,600,254)
------------------------------------------------------------------------------------------
Net Increase                         677,561   $   6,676,521        51,438   $     498,358
==========================================================================================

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           25

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended May 31, except where noted:

Class A Shares                  1998(1)(2)   1998     1997     1996    1995(2)    1994
=========================================================================================
Net Asset Value,
  Beginning of Period           $9.86       $9.84    $9.84    $9.88     $9.78      $9.96
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income          0.22        0.49     0.43     0.56      0.47       0.37
  Net realized and unrealized
    gain (loss)                 (0.08)       0.04     0.08    (0.04)     0.13      (0.17)
-----------------------------------------------------------------------------------------
Total Income From Operations     0.14        0.53     0.51     0.52      0.60       0.20
-----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income         (0.22)      (0.50)   (0.46)   (0.56)    (0.49)     (0.38)
  Net realized gains               --          --       --       --     (0.01)        --
  Capital                          --       (0.01)   (0.05)      --        --         --
-----------------------------------------------------------------------------------------
Total Distributions             (0.22)      (0.51)   (0.51)   (0.56)    (0.50)     (0.38)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period  $9.78       $9.86    $9.84    $9.84     $9.88      $9.78
-----------------------------------------------------------------------------------------
Total Return                     1.84%++     5.57%    5.31%    5.48%     6.39%      2.05%
-----------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)       $100        $108     $124     $156      $174       $284
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Net investment income          4.50%+      4.94%    4.42%    5.66%     4.94%      3.72%
  Interest expense               1.72+       1.77     1.40     1.52      0.87       0.78
  Other expenses                 1.52+       1.57     1.69     1.58      1.60       1.53
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate            76%        242%     288%     273%      524%       525%
=========================================================================================

(1)  For the six months ended November 30, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

--------------------------------------------------------------------------------
26                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended May 31, except where noted:

Class B Shares                     1998(1)(2)   1998     1997     1996      1995(2)     1994
=============================================================================================
Net Asset Value,
  Beginning of Period               $9.84     $9.82     $9.84     $9.88     $9.78      $9.96
---------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income              0.22      0.49      0.39      0.56      0.47       0.37
  Net realized and unrealized
    gain (loss)                     (0.04)     0.04      0.10     (0.04)     0.13      (0.17)
---------------------------------------------------------------------------------------------
Total Income From Operations         0.18      0.53      0.49      0.52      0.60       0.20
---------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.26)    (0.50)    (0.46)    (0.56)    (0.49)     (0.38)
  Net realized gains                   --        --        --        --     (0.01)        --
  Capital                              --     (0.01)    (0.05)       --        --         --
---------------------------------------------------------------------------------------------
Total Distributions                 (0.26)    (0.51)    (0.51)    (0.56)    (0.50)     (0.38)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $9.76     $9.84     $9.82     $9.84     $9.88      $9.78
---------------------------------------------------------------------------------------------
Total Return                         1.81%++   5.56%     5.10%     5.48%     6.39%      2.05%
---------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)             $2,180    $2,099    $3,406    $5,712    $4,521     $8,422
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Net investment income              4.45%+    5.03%     4.32%     5.64%     4.92%      3.68%
  Interest expense                   1.72+     1.77      1.40      1.52      0.87       0.78
  Other expenses                     1.55+     1.63      1.71      1.60      1.63       1.57
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                76%      242%      288%      273%      524%       525%
=============================================================================================

(1)  For the six months ended November 30, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

--------------------------------------------------------------------------------
Smith Barney Adjustable Rate Government Income Fund                           27

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the year ended May 31, except where noted:

Class I Shares                                   1998(1)(2) 1998       1997(3)
================================================================================
Net Asset Value, Beginning of Period            $9.87       $9.85      $9.79
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.21        0.55       0.10
  Net realized and unrealized gain (loss)       (0.00)       0.04       0.02
--------------------------------------------------------------------------------
Total Income from Operations                     0.21        0.59       0.12
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.28)      (0.56)     (0.06)
  Capital                                          --       (0.01)     (0.00)(*)
--------------------------------------------------------------------------------
Total Distributions                             (0.28)      (0.57)     (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.80       $9.87      $9.85
--------------------------------------------------------------------------------
Total Return                                     2.20%++     6.12%      1.20%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $9,543      $2,928     $2,416
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Net investment income                          4.83%+      5.45%      5.60%+
  Interest expense                               1.72+       1.77       1.40+
  Other expenses                                 1.02+       1.07       1.10+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                            76%        242%       288%
================================================================================

(1)  For the six months ended November 30, 1998 (unaudited).
(2) For the period from April 18, 1997 (inception date) to May 31, 1997. (*) Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

--------------------------------------------------------------------------------
28                                       1998 Semi-Annual Report to Shareholders

                              SalomonSmithBarney
                              ------------------
                     A member of citigroup[LOGO]


Trustees                              Distributor
Allan J. Bloostein                    CFBDS, Inc.
Martin Brody
Dwight B. Crane                       Custodian
Robert A. Frankel                     PNC Bank, N.A.
William R. Hutchinson
Heath B. McLendon, Chairman           Shareholder
                                      Servicing Agent
Charles F. Barber, Emeritus           First Data Investor Services Group, Inc.
                                      P.O. Box 9134
                                      Boston, MA 02205-9134
Officers
Heath B. McLendon
President and
Chief Executive Officer
                                      This report is submitted for the general
Lewis E. Daidone                      information of the shareholders of Smith
Senior Vice President                 Barney Adjustable Rate Government Income
and Treasurer                         Fund. It is not authorized for
                                      distribution to prospective investors
Thomas M. Reynolds                    unless accompanied or preceded by a
Controller                            current Prospectus for the Fund, which
                                      contains information concerning the
Christina T. Sydor                    Fund's investment policies and expenses
Secretary                             as well as other pertinent information.

Investment Adviser                    Salomon Smith Barney is a service mark
Smith Barney Strategy Advisers Inc.   of Salomon Smith Barney Inc.

Administrator                         Smith Barney
Mutual Management Corp.               Adjustable Rate
                                      Government Income Fund
Sub-Investment Adviser                388 Greenwich Street, MF-2
BlackRock Financial                   New York, New York 10013
Management Inc.
345 Park Avenue                       www.smithbarney.com
New York, New York 10154
                                      FD0301 1/99